Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 426,409	$ 356,128	$ 227,976
Dividends declared	25,600	9,894	1,462
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	97,988	83,580
Accounts payable	71,115	41,177
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	47,611	41,974	36,500
Purchases	7,936	10,660	13,936
Dividends declared	25,600	9,894	$ 1,462
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	11,139	8,436
Accounts payable	$ 2,922	$ 2,062